Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2020
Statement Line Items [Line Items]
Options outstanding, number of shares	8,221,178	9,951,602		8,880,324
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.14	$ 1.23	$ 1.44
Options outstanding, weighted average remaining life (Year)	2 years 1 month 20 days
Options exercisable, number of shares	8,097,303
Options exercisable, weighted average exercise price (in CAD per share)	$ 1.15
Options exercisable, weighted average remaining life (Year)	2 years 1 month 9 days
Range one [member]
Statement Line Items [Line Items]
Options outstanding, number of shares	3,900,506
Options outstanding, weighted average exercise price (in CAD per share)	$ 0.82
Options outstanding, weighted average remaining life (Year)	2 years 8 months 26 days
Options exercisable, number of shares	3,776,631
Options exercisable, weighted average exercise price (in CAD per share)	$ 0.83
Options exercisable, weighted average remaining life (Year)	2 years 8 months 8 days
Range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 0.53
Range one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1
Range two [member]
Statement Line Items [Line Items]
Options outstanding, number of shares	2,800,672
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.09
Options outstanding, weighted average remaining life (Year)	2 years 10 days
Options exercisable, number of shares	2,800,672
Options exercisable, weighted average exercise price (in CAD per share)	$ 1.09
Options exercisable, weighted average remaining life (Year)	2 years 10 days
Range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1
Range two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 1.85
Range three [member]
Statement Line Items [Line Items]
Options outstanding, number of shares	1,520,000
Options outstanding, weighted average exercise price (in CAD per share)	$ 2.05
Options outstanding, weighted average remaining life (Year)	9 months 18 days
Options exercisable, number of shares	1,520,000
Options exercisable, weighted average exercise price (in CAD per share)	$ 2.05
Options exercisable, weighted average remaining life (Year)	9 months 18 days
Range three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 2.05